Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable
	December 31, 2022	June 30, 2022
Accounts receivable, gross	$2,099,251	$877,931
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$2,099,251	$877,931